Note 11 - Common and Preferred Stock, Additional Paid-in Capital and Dividends	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
11	Common and Preferred Stock, Additional Paid-In Capital and Dividends:

Reverse stock split:
On
May 11 2017,
June 23 2017,
August 3 2017,
October 6 2017
and
March 26 2018,
the Company effected a
1
-for-
20,
a
1
-for-
15,
a
1
-for-
30,
a
1
-for-
2
and a
1
-for-
10
reverse stock split of its common stock respectively. There was no
change in the number of authorized common shares of the Company. All number of share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company's Warrants, in these financial statements have been retroactively adjusted to reflect these reverse stock splits.

Series C preferred convertible shares:
On
February 17, 2017,
the Company completed a private placement of
7,500
Series C convertible preferred shares (the “Series C shares”) for an aggregate principal amount of
$7,500
with Xanthe. The Series C shares were convertible at the lesser of the following two
prices: (i) $
675,000.00
and (ii)
75%
of the lowest daily VWAP of the Company's common shares over the twenty-one
(
21
) consecutive trading day period ending on the trading day immediately prior to such date of determination, but in no
event could the conversion price be less than
$0.25.
The Series C shares could
not
be converted if, after giving effect to the conversion, a holder together with certain related parties would beneficially own in excess of
4.99%
of the Company’s outstanding common shares. Holders of Series C shares had no
voting rights. The Company at its option had the right to redeem the outstanding Series C shares at an amount equal to
120%
of the Conversion Amount being redeemed. The Series C shares were subject to redemption in cash at the option of the holders thereof at any time after the occurrence and continuance of a Triggering Event. A Triggering Event included, among other things, certain bankruptcy proceedings, the delisting of the Company's common shares from Nasdaq, failure to timely deliver common shares upon conversion, failure to pay cash upon redemption, or failure to observe or perform certain covenants. Further, at any time after the tenth
business day before the
first
year anniversary of the issuance of the Series C shares, the holders had the right to require the Company to redeem all or any number of Series C shares held at a purchase price equal to
100%
of the Conversion Amount of such shares. The holders of Series C shares were entitled to receive quarterly dividends at a rate of
8%
per annum payable in common shares, except that any dividend not
paid in common shares would be payable in cash. Capitalized terms are defined in the Statement of Designations of the Series C shares. During the year ended
December 31, 2017
the Company issued
904,646
common shares upon the conversion of
7,500
Series C shares and the payment of
$600
in dividends. Also in consideration for entering into the agreement, the Company has issued
$113
of its common stock to Xanthe as a commitment fee. As of
December 31, 2017
all Series C shares have been converted to common stock.

Series D preferred shares:
On
May 8, 2017,
the Company issued
100,000
shares of Series D preferred shares (the “Series D shares”) to Tankers Family Inc., a company controlled by Lax Trust for
$1
pursuant to a stock purchase agreement. The Series D shares are not
convertible into common shares and each Series D share has the voting power of
1,000
common shares. The Series D shares have
no
dividend or distribution rights and shall expire and all outstanding Series D shares shall be redeemed by the Company for par value on the date the currently outstanding loans with ABN Amro and NORD/LB, or loans with any other financial institution, which contain covenants that require that any member of the family of Mr. Evangelos J. Pistiolis maintain a specific minimum ownership or voting interest (either directly and/or indirectly through companies or other entities beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of the Company's issued and outstanding common shares, respectively, are fully repaid or reach their maturity date. The Series D shares shall not
be otherwise redeemable and upon any liquidation, dissolution or winding up of the Company, the Series D shares shall have a liquidation preference of
$0.01
per share.

Common stock purchase agreement:
On
February 2, 2017,
the Company, entered into an agreement with Kalani, under which the Company could sell up to
$40,341
of its common stock to Kalani over a period of
24
months, subject to certain limitations (the “Common stock purchase agreement”). Proceeds from sales of common stock were used for general corporate purposes. Kalani had no
right to require any sales and was obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. In consideration for entering into the agreement, the Company has issued
$606
of its common stock to Kalani as a commitment fee.
No
warrants, derivatives, or other share classes are associated with this agreement. As of
December 31, 2017,
the Company had received proceeds (net of
1%
commitment fees), amounting to
$39,937
and issued
632,775
common shares, out of which
6
shares refer to commitment fees. During the year ended
December 31, 2017,
the Common stock purchase agreement was amended
four
times in order to increase the amount of the offering and the commitment fee and on
October 12, 2017
the Common stock purchase agreement was completed.

First Crede Purchase Agreement:
On
November 7, 2017,
the Company, entered into an agreement with Crede, pursuant to which the Company could sell up to
$25,000
of shares of its common stock, to Crede over a period of
24
months, subject to certain limitations (the “First Crede Purchase Agreement”). In consideration for entering into the First Crede Purchase Agreement, the Company agreed to issue up to
$500
of shares of its common stock, to Crede as a commitment fee. Crede had no
right to require any sales and was obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. Proceeds from sales of common stock were used for general corporate purposes.
No
warrants, derivatives, or other share classes are associated with this agreement. As of
December 31, 2017,
the Company had received proceeds, amounting to
$25,000
and issued
5,382,972
common shares, out of which
150,000
shares refer to commitment fees. On
December 14, 2017
the First Crede Purchase Agreement was completed.

Second Crede Purchase Agreement:
On
December 11, 2017,
the Company, entered into a
second
agreement with Crede, pursuant to which the Company can sell another
$25,000
of shares of its common stock, to Crede over a period of
24
months, subject to certain limitations (the “Second Crede Purchase Agreement”). In consideration for entering into the Second Crede Purchase Agreement, the Company agreed to issue up to
$500
of shares of its common stock, to Crede as a commitment fee. Crede has no
right to require any sales and is obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. Proceeds from sales of common stock are to be used for general corporate purposes.
No
warrants, derivatives, or other share classes are associated with this agreement. As of
December 31, 2017,
the Company had received proceeds, amounting to
$4,072
and issued
1,765,915
common shares, out of which
115,915
shares refer to commitment fees.

Warrants:
During the year ended
December 31, 2017
the Company issued
219,251
common shares upon the exercise of
697,017
Warrants. As of
December 31, 2017
the Company had
1,976,389
Warrants outstanding relating to the follow-on offering of
June 6, 2014 (
the “Warrants”), which entitle their holders to purchase
2,134,501
of the Company's common shares at an exercise price of
$2.30,
as it
may
be further adjusted. Furthermore the issuance of the Series C shares constituted an issuance of Variable Price Securities (as defined in the Warrant Agreement) and that, pursuant to Section
2
(d) of the Warrant Agreement, each holder shall have the right, but not
the obligation, to, in any exercise of Warrants, designate the Variable Price (as defined in the Warrant Agreement) at which the Series C shares are convertible, namely the lesser of: (i)
$675,000
and (ii)
75%
of the lowest daily VWAP of the Company's common shares over the twenty-one
(
21
) consecutive trading day period ending on the trading day immediately prior to such date of determination, but in no
event will the conversion price be less than
$0.25.

The Warrants have a number of round down protection measures embedded in the warrant agreement. These measures provide for a downward adjustment of the exercise price of each warrant in the following cases:

•
Issuance of common shares:
if the Company issues, sells or is deemed to have issued or sold any common shares for a consideration per share less than the exercise price of the Warrants then the latter shall be reduced to match the reduced consideration per share.
•
Issuance of options or convertible securities:
if the Company issues or sells any options at a strike price that is lower than the exercise price of the Warrants then the latter will be reduced to match the strike price of the options. If the Company issues convertibles that end up converting at a price per share that is lower than the exercise price of the Warrants then the latter will be reduced to match the conversion price per share.
•
Holder's right of alternative exercise price following issuance of certain options or convertible securities:
if the Company issues or sells any options or convertible securities that are convertible into or exchangeable or exercisable for common shares at a price which varies or may
vary with the market price of the common shares (Variable Price), the warrant holder shall have the right, but not
the obligation, to substitute the Variable Price for the exercise price of the Warrants.
•
Other events:
if the Company takes any action that results in the dilution of the warrant holder not
covered by the abovementioned round down protection measures (including, the granting of stock appreciation rights, phantom stock rights or other rights with equity features), then the Company shall determine and implement an appropriate adjustment in the exercise price so as to protect the rights of the warrant holder.

The above list is
not
exhaustive and for a more comprehensive and complete list of round down protection measures one
should read the warrant agreement.

Issuance of Warrants as part of the underwriting agreement:
On
June 6, 2014,
the Company entered into an underwriting agreement in connection with the Company’s follow-on offering with AEGIS, an unaffiliated party. Pursuant to this agreement, the Company granted to AEGIS
300,000
Warrants. Each warrant grants AEGIS the option to purchase
one
common share of the Company, at an exercise price of
$4,500,000
(per share), which is exercisable at any time (American style option) from
June 6, 2015
onwards and expires
five
years from the grant date.

Dividends:
No
dividends were paid to common stock holders in the years ended
December 31, 2015,
2016
and
2017.
An amount of
$600
in common shares was paid to holders of Series C shares during year ended
December 31, 2017.